Income Taxes Unrecognized Tax Benefits (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increase Resulting from 2017 Tax Act	$ 319
Decrease in Unrecognized Tax Benefits is Reasonably Possible	60
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	56
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	570
Unrecognized Tax Benefits Rollforward (Table Amounts) [Abstract]
Unrecognized tax benefits at beginning of the year	748	$ 283	$ 135
Additions based on tax positions related to the current year	158	293	102
Additions for tax positions of prior years	400	207	110
Reductions for tax positions of prior years	(65)	(23)	(44)
Settlements with taxing authorities	(15)	(7)	(20)
Other, net	(3)	(5)	0
Net change in unrecognized tax benefits	475	465	148
Unrecognized tax benefits at end of the year	$ 1,223	$ 748	$ 283